INTANGIBLE ASSETS, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
INTANGIBLE ASSETS, NET
Less: accumulated amortization	¥ (20,334)	$ (2,908)	¥ (14,719)
Intangible assets, net	17,634	2,522	16,429
Intellectual property rights and others
INTANGIBLE ASSETS, NET
Intangible asset, gross	26,670	3,814	22,424
Licensed software
INTANGIBLE ASSETS, NET
Intangible asset, gross	¥ 11,298	$ 1,616	¥ 8,724